RISK MANAGEMENT (Details 14) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total financial assets	R$ 1,891,593,214	R$ 1,768,272,370
Non-current assets held for sale	3,494,950	1,328,530
Investments in associated companies	11,029,012	9,616,840
Property and equipment	10,220,444	11,118,009
Intangible assets and goodwill	23,749,208	22,107,146
Current income and other tax assets	11,764,176	12,964,018
Deferred income tax assets	101,808,543	92,518,924
Other assets	15,824,815	9,597,412
Total non-financial assets	177,891,148	159,250,879
Total assets	2,069,484,362	1,927,523,249
Total financial liabilities	1,821,417,922	1,687,092,479
Other provisions	20,033,774	22,337,844
Current income tax liabilities	2,043,616	1,546,656
Deferred income tax liabilities	1,664,666	1,607,527
Other liabilities	55,381,892	47,924,619
Total non-financial liabilities	79,123,948	73,416,646
Total shareholders’ equity	168,942,492	167,014,124
Total equity and liabilities	2,069,484,362	1,927,523,249
Financial Instruments Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	1,232,804,338
Non-current assets held for sale	3,494,950
Investments in associated companies
Property and equipment
Intangible assets and goodwill
Current income and other tax assets	4,409,951
Deferred income tax assets	38,356,264
Other assets	13,008,520
Total non-financial assets	59,269,685
Total assets	1,292,074,023	1,153,654,161
Total financial liabilities	1,280,414,397
Other provisions	4,013,979
Current income tax liabilities	2,043,616
Deferred income tax liabilities
Other liabilities	53,062,657
Total non-financial liabilities	59,120,252
Total shareholders’ equity
Total equity and liabilities	1,339,534,649	1,137,312,761
Financial Instruments Non Current [Member]
IfrsStatementLineItems [Line Items]
Total financial assets	658,788,876
Non-current assets held for sale
Investments in associated companies	11,029,012
Property and equipment	10,220,444
Intangible assets and goodwill	23,749,208
Current income and other tax assets	7,354,225
Deferred income tax assets	63,452,279
Other assets	2,816,295
Total non-financial assets	118,621,463
Total assets	777,410,339	773,869,088
Total financial liabilities	541,003,525
Other provisions	16,019,795
Current income tax liabilities
Deferred income tax liabilities	1,664,666
Other liabilities	2,319,235
Total non-financial liabilities	20,003,696
Total shareholders’ equity	168,942,492
Total equity and liabilities	R$ 729,949,713	R$ 790,210,488